                               MARKET STREET FUND

    SUPPLEMENT, DATED OCTOBER 29, 2002, TO THE PROSPECTUS, DATED MAY 1, 2002

At a special meeting on September 20, 2002, the Board of Trustees (the "Board") of Market Street Fund (the "Trust") approved an agreement and plan to reorganize each of the Trust's portfolios (the "Portfolios") into a series of the Gartmore Variable Insurance Trust (the "Reorganization"). At that meeting, the Board also appointed Gartmore Mutual Fund Capital Trust ("Gartmore") to act as investment adviser to each of the Portfolios on an interim basis.

The Board has called a shareholder meeting to take place on February 21, 2003, or shortly thereafter, to obtain shareholder approval of the Reorganization and a new investment advisory agreement between the Trust and Gartmore. Shareholders of record as of the close of business on December 1, 2002, or shortly thereafter, will be asked to vote on each of the following proposals:

1.   Approve the Reorganization; and

2. Approve a new investment advisory agreement between the Trust and Gartmore for the Portfolios.

At a special telephonic meeting on October 25, 2002, the Trust's Board approved an amended Reorganization plan to merge the Trust's Mid Cap Growth Portfolio into Class IV of the Strong GVIT Mid Cap Growth Fund, a series of the Gartmore Variable Insurance Trust (the "GVIT Trust"). The Strong GVIT Mid Cap Growth Fund intends to adopt substantially the same investment objectives, strategies and policies and to use the same portfolio manager as the Trust's Mid Cap Growth Portfolio. Although Strong Capital Management, Inc. currently serves as the subadviser for the Strong GVIT Mid Cap Growth Fund, effective as of April 28, 2003, Gartmore will assume direct responsibility for the day-to-day management of the Fund, and the Fund thereafter will be known as "Gartmore GVIT Mid Cap Growth Fund."

This supplement briefly tells you about the changes that will be made for each Portfolio if shareholders approve the proposals. The following descriptions summarize information described more fully in the Trust's proxy materials. If you wish more information about either of these proposals, including differences between the principal risks of the Portfolios and the series of the GVIT Trust, please call 1-800-688-5177.

THE REORGANIZATION

On October 1, 2002, Nationwide Financial Services, Inc. ("NFS") acquired Provident Mutual Life Insurance Company ("PMLIC") in a sponsored demutualization (the "Acquisition"). PMLIC is now known as Nationwide Life Insurance Company of America ("NLICA"). As a result of the Acquisition, NLICA became a wholly-owned subsidiary of NFS, and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, became Nationwide Life and Annuity Company of America ("NLACA").

As you know, Portfolio shares are currently available only through the purchase of variable life insurance contracts issued by NLICA and NLACA and certain other insurance companies. As of May 1, 2002, Portfolio shares were no longer available through the purchase of variable annuity contracts offered by PMLIC and PLACA. On or about May 1, 2003, the variable life insurance contracts which use the Portfolios as underlying investment options will likely no longer be offered by NLICA and NLACA.

Gartmore, an affiliate of NFS, serves as the Portfolios' interim investment adviser. Gartmore also serves as the investment adviser for the GVIT Trust. As a result of the Acquisition, NFS has two separate mutual fund groups (the Trust and the GVIT Trust) competing as investment options for its variable life insurance contracts, each of which is advised by Gartmore. Also, there are similarities between the investment objectives and strategies of the Trust Portfolios and their corresponding investment portfolios (a "Fund") of the GVIT Trust. For these and other reasons, the Trust's Board believes the Reorganization is in the best interests of each Portfolio and has approved the Reorganization of each of the Portfolios into a Fund of the GVIT Trust.

If the Reorganization is approved, each Fund ("Acquiring Fund") would acquire all of the assets of the corresponding Portfolio ("Acquired Portfolio") in exchange for the Acquiring Fund's Class IV shares, which the Acquired Portfolio will distribute to the holders of its shares in exchange for such shares. After the Reorganization is completed, each Portfolio will be dissolved.

The following chart shows the Acquired Portfolio and its Acquiring Fund:

                        ACQUIRED PORTFOLIO                                  ACQUIRING FUND
                  All Pro Broad Equity Portfolio                   Gartmore GVIT Total Return Fund

                All Pro Large Cap Growth Portfolio                    Gartmore GVIT Growth Fund

                All Pro Large Cap Value Portfolio                     Comstock GVIT Value Fund

                All Pro Small Cap Growth Portfolio                     GVIT Small Company Fund

                All Pro Small Cap Value Portfolio                     GVIT Small Cap Value Fund

                     Mid Cap Growth Portfolio                     Gartmore GVIT Mid Cap Growth Fund

                        Balanced Portfolio                         J.P. Morgan GVIT Balanced Fund

                     International Portfolio                   Dreyfus GVIT International Value Fund*

                          Bond Portfolio                         Gartmore GVIT Government Bond Fund

                    Equity 500 Index Portfolio                       GVIT Equity 500 Index Fund*

                      Money Market Portfolio                       Gartmore GVIT Money Market Fund


          * These Acquiring Funds have been organized exclusively for the purpose of receiving the assets and continuing the investment operations of the Acquired Portfolio, and have no assets or prior history of investment operations.

If shareholders do not approve the Reorganization with respect to a Portfolio, the assets and liabilities of that Portfolio will not be transferred to the corresponding Acquiring Fund and the obligations of that Portfolio under the Reorganization will not take effect. If the Reorganization is not approved by the shareholders of a particular Portfolio, the Board will consider other alternatives, including dissolution and liquidation of that Portfolio.

Upon completion of the Reorganization, subject to the supervision of the GVIT Trust's board of trustees, Gartmore will oversee the investment management of each of the Acquiring Funds and supervise their daily business affairs. While in some instances where the Acquired Portfolio used a "manager of managers" strategy, the Acquiring Fund may also use a "manager of managers" strategy; however, in other instances the Acquiring Fund may not use a "manager of managers" strategy.

Gartmore has represented to the Board that Gartmore will not increase the investment advisory fee rates payable by any Acquiring Fund for at least two years from the date of the Acquisition. In addition, Gartmore has agreed to cap the total annual operating expenses at least through October 1, 2004 for Class IV shares of the following Acquiring Funds:

                          ACQUIRING FUND                                     EXPENSE CAP
                     Comstock GVIT Value Fund                                   0.95%

                Gartmore GVIT Mid Cap Growth Fund                               0.95%

                  J.P. Morgan GVIT Balanced Fund                                0.91%

                    GVIT Equity 500 Index Fund                                  0.28%

                 Gartmore GVIT Money Market Fund                                0.50%

INTERIM INVESTMENT ADVISORY AGREEMENT

Until October 1, 2002, Market Street Investment Management Company ("MSIM"), a wholly-owned subsidiary of NLICA, advised each Portfolio. At the September 20, 2002 Board meeting, the Board terminated the investment advisory agreement between the Trust and MSIM because of recent and anticipated departures of certain key MSIM personnel as a result of the Acquisition.

The Board appointed Gartmore to act as investment adviser to each of the Portfolios pursuant to an interim investment advisory agreement (the "Interim Advisory Agreement"). The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the previous investment advisory agreement between the Trust and MSIM, including the investment advisory fee rate, except for date of effectiveness and certain provisions regarding termination and the escrow of fees. The Interim Advisory Agreement became effective on October 1, 2002, and will terminate on February 21, 2003, upon shareholder approval of a new investment advisory agreement.

In connection with the appointment of Gartmore as investment adviser, the Board also approved the replacement of T. Rowe Price Associates, Inc., subadviser for the Mid Cap Growth Portfolio, with Gartmore. Gartmore, as interim investment adviser, will continue to use a "manager of managers" approach for managing the assets of the other Portfolios (other than the Money Market Portfolio). Using the "manager of managers" approach, Gartmore allocates each of the

Portfolio's assets to one or more investment subadvisers who specialize in the investment strategies that are intended to assist the Portfolio in achieving that Portfolio's investment goal.

NEW INVESTMENT ADVISORY AGREEMENT

At the September 20, 2002 Board meeting, the Board approved a new advisory agreement with Gartmore (the "New Advisory Agreement"). The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, except for the New Advisory Agreement's date of effectiveness and the provisions regarding termination and the escrow of fees.

The New Advisory Agreement provides for the Agreement to become effective for each Portfolio on the date the Portfolio's shareholders approve the New Advisory Agreement. If approved by shareholders, the New Advisory Agreement would remain in effect, as to each Portfolio, until the earlier of February 21, 2005, or until the Reorganization's completion (currently anticipated to occur on or about April 30, 2003), unless otherwise terminated. Approval of the New Advisory Agreement by shareholders (and variable contract owners) would also permit Gartmore to continue to serve as investment adviser to each Portfolio until completion of the Reorganization of that Portfolio. If a Portfolio's shareholders do not approve the New Advisory Agreement, the Board will take appropriate action to arrange for alternative investment advisory arrangements for that Portfolio.

ADMINISTRATOR AND OTHER SERVICE PROVIDERS

      - As of October 1, 2002, Gartmore SA Capital Trust ("GSA") serves as the Trust's administrator pursuant to a fund administration agreement between the Trust and GSA. Prior to October 1, 2002, PMLIC served as a Trust administrator pursuant to a fund administration agreement between the Trust and PMLIC, and BISYS Fund Services Ohio, Inc. ("BISYS") also served as a Trust administrator pursuant to a services agreement between the Trust and BISYS. As the administrator, GSA is responsible for providing administrative and fund accounting services related to the general business administration of the Trust and the Portfolios, as well as providing general oversight and supervision of the Trust's other service providers. GSA has the authority under the administration agreement to subcontract the services provided for under the administration agreement.


      - As of October 1, 2002, BISYS provides certain administrative services to the Trust pursuant to a sub-service agreement between GSA and BISYS.

      - As of October 1, 2002, Gartmore Investors Services, Inc. ("GISI"), serves as the Trust's transfer agent and dividend disbursing agent pursuant to a transfer agent and dividend disbursing agent agreement with the Trust. As of October 1, 2002, BISYS provides certain transfer agency services to the Trust pursuant to the sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS served as the Trust's transfer agent and dividend disbursing agent pursuant to a services agreement directly with the Trust.

      -     Fifth Third Bank continues to serve as the Trust's custodian.

      - At the September 20, 2002 Board meeting, the Board approved an administrative services plan pursuant to which the Trust may pay fees to entities that provide administrative services to the Portfolios. As authorized by the administrative services plan, the Trust, on behalf of the Portfolios, has entered into agreements with NLICA and NLACA, effective October 1, 2002. (These administrative service agreements do not replace the prior administration agreement between the Trust and PMLIC.) Under these new administrative service agreements, NLICA and NLACA perform certain administrative and record keeping services. The Trust pays NLICA and NLACA fees computed at the annual rate of 0.15% (0.10% for the Equity 500 Index Portfolio) of the average daily net assets represented by shares of the Portfolio held by owners of variable annuity contracts and variable life insurance contracts issued by NLICA and NLACA, respectively. The administrative services plan permits a Portfolio to pay fees to an entity providing administrative support services of up to 0.20% of the average daily net assets of the shares held by the entity's customers; however, it is not currently anticipated that the fee rates paid under the administrative services plan will be more than 0.15% (0.10% for the Equity 500 Index Portfolio) during the period prior to the Reorganization. For the fiscal year ended December 31, 2001, the Fund did not pay any administrative fees to NLICA and NLACA, because the administrative services plan became effective on October 1, 2002.

            The administrative and record keeping services for which the Trust pays NLICA and NLACA were previously provided to the Trust by PMLIC and PLACA without compensation.

EXPENSE REIMBURSEMENT AGREEMENT

Pursuant to a reimbursement agreement, Gartmore has agreed to reimburse the Trust's Portfolios for certain ordinary operating expenses in excess of specified percentages of the Portfolio's average daily net assets at least through April 30, 2003. As to each Portfolio, if the Portfolio continues operations beyond April 30, 2003, Gartmore may decide to discontinue the expense limitation currently in place for that Portfolio. Prior to October 1, 2002, pursuant to a substantially similar reimbursement agreement, PMLIC had agreed to reimburse the Trust's Portfolios for certain ordinary operating expenses at those same specified percentages of the Portfolio's average daily net assets.

EXPENSE TABLE

The table below describes the anticipated estimated fees and expenses of the Trust's Portfolios for the period after October 1, 2002 through the end of the current fiscal year. The information in these tables reflect the revised fees associated with the new service provider arrangements approved by the Board on September 20, 2002.

ANNUAL PORTFOLIO OPERATING
EXPENSES

Expenses Deducted From                     ALL PRO BROAD  ALL PRO LARGE  ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
Portfolio Assets (as a percentage of           EQUITY       CAP GROWTH     CAP VALUE       CAP GROWTH      CAP VALUE        INDEX
average net assets)                          PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
Management Fee                                 0.74%          0.70%          0.70%           0.90%           0.90%          0.24%
Distribution and/or Service Plan                None           None           None            None            None           None
(12b-1) Fee
Other Expenses (1)                              0.31%          0.31%          0.31%           0.31%           0.29%          0.27%
Total Annual Portfolio Operating Expenses      1.05%          1.01%          1.01%           1.21%           1.19%          0.51%
Waiver/Reimbursements of Portfolio             0.15%          0.11%          0.11%           0.11%           0.09%          0.23%
Expenses
Total Net Annual Portfolio Operating           0.90%          0.90%          0.90%           1.10%           1.10%          0.28%
Expenses (After Waivers/Reimbursements)


ANNUAL PORTFOLIO OPERATING
EXPENSES
Expenses Deducted From
Portfolio Assets (as a percentage of       INTERNATIONAL     MID CAP GROWTH        BALANCED        BOND PORTFOLIO      MONEY MARKET
average net assets)                          PORTFOLIO          PORTFOLIO          PORTFOLIO                             PORTFOLIO
Management Fee                                 0.75%              0.75%              0.55%              0.40%              0.25%
Distribution and/or Service Plan               None               None               None               None               None
(12b-1) Fee
Other Expenses(1)                              0.30%              0.31%              0.31%              0.29%              0.30%
Total Annual Portfolio Operating Expenses      1.05%(2)           1.06%              0.86%(3)           0.69%(4)           0.55%(5)
Waiver/Reimbursements of Portfolio Expenses      --               0.11%                --               0.01%              0.05%
Total Net Annual Portfolio Operating             --               0.95%                --               0.68%              0.50%
Expenses (After Waivers/Reimbursements)


            POST-REORGANIZATION PORTFOLIO CHANGES

          Below is a brief discussion of certain differences between the Acquired Portfolios and the Acquiring Funds. One particular difference between the Acquired Portfolios and the Acquiring

          (1) "Other Expenses" reflect administration and transfer agency fees as well as administrative and record keeping services fees effective October 1, 2002.

          (2) "Total Annual Fund Operating Expenses" increased from 0.97% (as of June 30, 2002) to 1.05% (as of October 1, 2002).

          (3) "Total Annual Fund Operating Expenses" increased from 0.78% (as of June 30, 2002) to 0.86% (as of October 1, 2002).

          (4) "Total Annual Fund Operating Expenses" increased from 0.61% (as of June 30, 2002) to 0.69% (as of October 1, 2002).

          (5) "Total Annual Fund Operating Expenses" increased from 0.47% (as of June 30, 2002) to 0.55% (as of October 1, 2002).

          Funds is that the investment objective of each Acquired Portfolio is "fundamental," while the investment objective for each Acquiring Fund is "non-fundamental." This means that the investment objectives for the Acquiring Funds, unlike the Acquired Portfolios, may be changed by the GVIT Trust's board of trustees without shareholder approval. Such a change, however, would only be made after approval by the GVIT Trust's board of trustees.

ALL PRO BROAD EQUITY PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT TOTAL RETURN FUND

         - Change in investment objective from "long term capital appreciation" to "total return through a flexible combination of capital appreciation and current income."

         - Shift from investments "primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 Index" to investments primarily "in common stock of large capitalization companies" and convertible securities generally.

         - Shift from a multi-manager structure employing four subadvisers with different investment styles, each managing a different asset segment, to a single investment adviser.

ALL PRO LARGE CAP GROWTH PORTFOLIO

         CHANGE IN NAME AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT GROWTH FUND

         - Shift from investments "primarily in equity securities of larger companies included in the Wilshire 5000 Index" to investments primarily "in the common stock of large capitalization companies and convertible securities."

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a single investment adviser.

         - GVIT Growth Fund's investment adviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

ALL PRO LARGE CAP VALUE PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - COMSTOCK GVIT VALUE FUND

         - Change in investment objective from "long-term capital appreciation" to "capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks."

         - Shift from investments "primarily in undervalued equity securities of larger companies included in the Wilshire 5000 Index" to investments in equity securities of large, medium, and small size companies.

         - As part of its principal investment strategies, the Comstock GVIT Value Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain derivative instruments.

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a single subadviser.

         -        New subadviser - Van Kampen Asset Management, Inc.

ALL PRO SMALL CAP GROWTH PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GVIT SMALL COMPANY FUND

         - Change in investment objective from "long-term capital appreciation" to "long-term growth of capital."

         - Shift from investments "primarily in equity securities of smaller companies included in the Wilshire 5000 Index" to investments "primarily in equity securities of small capitalization companies" similar to those in the Russell 2000 Index.

         - A portion of the GVIT Small Company Fund's assets may also be invested in equity securities of foreign issuers and equity securities of companies whose market capitalizations exceed that of small capitalization companies.

         - Shift to a non-diversified fund that may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

         - Shift from a multi-manager structure employing two subadvisers managing different asset segments to a multi-manager structure where the investment adviser and five subadvisers with different investment styles each manage different asset segments.

         - GVIT Small Company Fund's investment adviser and subadviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

         -        New subadvisers

                           - The Dreyfus Corporation

                           - Gartmore Global Partners

                           - Neuberger Berman, LLC

                           - Strong Capital Management, Inc.

                           - Waddell & Reid Investment Management Company

ALL PRO SMALL CAP VALUE PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GVIT SMALL CAP VALUE FUND

         - Change in investment objective from "long-term capital appreciation" to "capital appreciation."

         - Shift from investments "primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 Index" to investments in "equity securities issued by small capitalization companies" similar to those in the Russell 2000 Index.

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a multi-manager structure where the investment adviser and a subadviser each manage a portion of the Fund.

         - The GVIT Small Cap Value Fund will invest in securities of foreign issuers and special situation companies (companies that have experienced significant business problems but which the adviser or subadviser believes have favorable prospects for recovery).

         - GVIT Small Cap Value Fund's investment adviser and subadviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

         -        New subadviser - The Dreyfus Corporation

MID CAP GROWTH PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New Name - GARTMORE GVIT MID CAP GROWTH FUND

         - Substantially the same investment objective - Change from "a high level of long-term capital appreciation" to "long-term capital appreciation."

         - As part of its principal investment strategies, GVIT Mid Cap Growth Fund may invest in preferred stocks, convertible securities, and warrants.

         - Same portfolio manager - As of October 1, 2002, the Portfolio is managed by Robert D. Glise, CFA of Gartmore. Mr. Glise will continue to serve as the Fund's portfolio manager after the Reorganization.

BALANCED PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        Name change - J.P. MORGAN GVIT BALANCED FUND

         - Change in investment objective from "as high a level of long-term total rate of return as is consistent with prudent investment risk" to "a high total return from a diversified portfolio of equity and fixed income securities."

         - As part of its principal investment strategies, J.P. Morgan GVIT Balanced Fund may invest a portion of its fixed income securities in lower quality debt instruments and emerging markets securities.

         -        New subadviser - J.P. Morgan Investment Management Inc.

INTERNATIONAL PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New Name - DREYFUS GVIT INTERNATIONAL VALUE FUND

         - Change in investment objective from "long-term growth of capital primarily through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies" to "long-term capital appreciation."

         -        New subadviser - The Dreyfus Corporation

BOND PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT GOVERNMENT BOND FUND

         - Change in investment objective from "a high level of current income consistent with prudent investment risk" to "as high a level of income as is consistent with the preservation of capital."

         - Shift from investments "primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers" to investments in "U.S. government and agency bonds, bills, and notes."

         - Shift from investment subadviser that uses active fixed-income management techniques, including short-term trading

         - Shift from investments in lower quality debt instruments and securities of foreign issuers

         - Shift from a multi-manager structure employing one subadviser to a single investment adviser.

EQUITY 500 INDEX PORTFOLIO

         CHANGE IN NAME AND INVESTMENT STRATEGY

         -        New Name - GVIT EQUITY 500 INDEX FUND

         - Shift to a non-diversified fund that may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

         - Same subadviser and portfolio manger - Anne B. Eisenberg manages the Market Street Fund Equity 500 Index Portfolio and will manage the GVIT Equity 500 Index Fund. Ms. Eisenberg is a Principal of SSgA Funds Management, Inc. and a Senior Portfolio Manager within the Global Structured Products Group. Ms. Eisenberg joined SSgA in 1982 and has over sixteen years of experience managing index funds. In addition, Ms. Eisenberg acts as the Transition Management liaison between the Global Structures Products Group and State Street Brokerage Services, Inc.

MONEY MARKET PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New name - GARTMORE GVIT MONEY MARKET FUND

         - Change in investment objective from "maximum current income consistent with capital preservation and liquidity" to "as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity."

NEW ADVISER FOR MARKET STREET FUND PORTFOLIOS

         - GARTMORE MUTUAL FUND CAPITAL TRUST ("Gartmore"). As of October 1, 2002, Gartmore manages the investment of the assets and supervises the daily business affairs of Market Street Fund. Gartmore was organized in 1999, and manages mutual funds. As of June 30, 2002, Gartmore and its affiliates had approximately $29 billion in assets under management, of which $14.3 billion is managed by Gartmore. Gartmore is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

                  MARKET STREET FUND MID CAP GROWTH PORTFOLIO MANAGER: As of October 1, 2002, the Portfolio is managed by Robert D. Glise, CFA. Mr. Glise is a Chartered Financial Analyst and has been with NorthPoint Capital LLC, an affiliate of Gartmore, since April 2002. Prior to joining NorthPoint Capital LLC, Mr. Glise was a Senior Portfolio Manager at Munder Capital Management from August 1998 through April 2002. From April 1993 through January 1998, he was a Portfolio Manager at Eaton Corporation.

PORTFOLIO MANAGERS FOR GARTMORE VARIABLE INSURANCE TRUST

         - GVIT SMALL COMPANY FUND AND GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGERS: Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Company Fund and the portion of the GVIT Small Cap Value Fund managed directly by Gartmore. Prior to joining Gartmore in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund and the NorthPointe GVIT Small Cap Value Fund.

         - GARTMORE GVIT TOTAL RETURN FUND PORTFOLIO MANAGERS : Simon Melluish and William H. Miller are co-portfolio managers of the Fund.

                  Mr. Miller began co-managing the Fund on September 1, 2000. Prior to joining Gartmore in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997); President and Investment Manager, Janney Montgomery Scott LLC (1994-1995); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

                  Mr. Melluish began co-managing the Fund on September 3, 2002. Mr. Melluish joined Gartmore Investment Management plc, an affiliate of Gartmore, in 1995 as an Investment Manager for the Global Portfolio Team with specific responsibility for the U.S. equity market. In July 2000, he was appointed head of Equities. In addition to the Fund, Mr. Melluish also currently manages the Gartmore Total Return Fund, the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

         - GARTMORE GVIT GROWTH FUND PORTFOLIO MANAGER: Christopher Baggini is the portfolio manager of the Fund. Mr. Baggini joined Gartmore in March 2000. Prior to joining Gartmore., Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.

         - GARTMORE GVIT GOVERNMENT BOND FUND PORTFOLIO MANAGER: Gary Hunt, CFA, has managed the Fund since 1997. Mr. Hunt also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore fund. Mr. Hunt joined Nationwide, an affiliate of Gartmore, in 1992 as a securities analyst. Mr. Hunt is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

SUBADVISERS FOR GARTMORE VARIABLE INSURANCE TRUST

         - VAN KAMPEN ASSET MANAGEMENT, INC. ("VKAM"), 1 Parkview Plaza, Oakbrook Terrace, IL 60181-5555, is the subadviser for the Comstock GVIT Value Fund. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and has more than $72.9 billion under management or supervision as of June 30, 2002. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

                  COMSTOCK GVIT VALUE FUND PORTFOLIO MANAGERS: The Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been a Managing Director since December 2000 and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

                  Jason S. Leder and Kevin C. Holt are responsible as co-managers for the day-to-day management of the Fund 's investment portfolio. Mr. Leder has been a Vice President of VKAM since February 1999 and became an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

                  Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/Analyst with Citibank Global Asset Management.

         - THE DREYFUS CORPORATION ("Dreyfus") is the subadviser for the Dreyfus GVIT International Value Fund and for portions of the GVIT Small Cap Value Fund and the GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of June 30, 2002, Dreyfus managed or administered approximately $184 billion in assets for approximately 1.6 million investor accounts nationwide.

                  GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGER: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the GVIT Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus or its predecessor since May 1991.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The primary portfolio managers for the portion of the GVIT Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

                  Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

                  DREYFUS GVIT INTERNATIONAL VALUE FUND PORTFOLIO MANAGER: D. Kirk Henry, Senior Vice President of The Boston Company, an affiliate of The Dreyfus Corporation and Co-Director of International Equities of The Boston Company, will be the portfolio manager for the Dreyfus GVIT International Value Fund and, through The Boston Company, currently co-manages the Market Street Fund International Portfolio with Sandor Cseh. Mr. Henry has served as a co-manager of the Market Street Fund International Portfolio since 1991. Mr. Henry has over 20 years experience in investment management.

         - GARTMORE GLOBAL PARTNERS ("GGP"), 1200 River Road, Conshohocken, Pennsylvania 19428, is a subadviser for a portion of the GVIT Small Company Fund. GGP, an affiliate of Gartmore, is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: GGP's International Small Cap Specialists are responsible for the investment management of GGP's portion of the GVIT Small Company Fund.

         - NEUBERGER BERMAN, LLC ("Neuberger Berman") is the subadviser for a portion of the GVIT Small Company Fund. Neuberger Berman has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $58.7 billion of assets as of June 30, 2002. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of securities for the portion of the Fund's portfolio managed by Neuberger Berman.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the GVIT Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

         - STRONG CAPITAL MANAGEMENT, INC. ("Strong"), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for a portion of the GVIT Small Company Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $43.1 billion as of June 30, 2002.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the GVIT Small Company Fund managed by Strong. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.

                  Ronald C. Ognar, CFA, has over 30 years of investment experience. He joined Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and he co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.

                  Brandon M. Nelson, CFA, has over four years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin-Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin-Madison. Mr. Nelson is also co-portfolio manager to two other small-cap funds for which Strong acts as subadviser.

         - WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for a portion of the GVIT Small Company Fund. As of June 30, 2002, WRIMCO managed over $31 billion in assets.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Mark G. Seferovich and Grant P. Sarris together manage a portion of the GVIT Small Company Fund. Mr. Seferovich is Senior Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.

                  Mr. Sarris is Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as an investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1, 1991 to January 1, 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO since October 1, 1991.

         - J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of June 30, 2002, the subadviser and its affiliates had over $541 billion in assets under management.

                  BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.


COMPARISON OF INVESTMENT ADVISORY FEES

The below chart compares the investment advisory fees currently payable by the Acquired Portfolios and the Acquiring Funds.

      MARKET STREET FUND                                          GARTMORE VARIABLE
     ACQUIRED PORTFOLIOS                    FEE              INSURANCE TRUST ACQUIRING FUNDS              FEE
     -------------------                    ---              -------------------------------              ---

All Pro Broad Equity           -         0.75% on the        Gartmore GVIT Total Return        -         0.60% on assets
Portfolio                            first $200 million      Fund                                    up to $1 billion
                               -         0.70% on assets                                       -         0.575% on assets
                                     in excess of $200                                               of $1 billion and
                                     million                                                         more but less than $2
                                                                                                     billion
                                                                                               -         0.55% on assets
                                                                                                     of $2 billion and
                                                                                                     more but less than $5
                                                                                                     billion
                                                                                               -         0.50% for assets
                                                                                                     of $5 billion and more

All Pro Large Cap Growth       -         0.70% on the        Gartmore GVIT Growth Fund         -         0.60% on assets
Portfolio                            first $200 million                                              up to $1 billion
                               -         0.65% on assets                                       -         0.575% on assets
                                     in excess of $200                                               of $1 billion and
                                     million                                                         more but less than $2
                                                                                                     billion
                                                                                               -         0.55% on assets
                                                                                                     of $2 billion and
                                                                                                     more but less than $5
                                                                                                     billion
                                                                                               -         0.50% for assets
                                                                                                     of $5 billion and more

All Pro Large Cap Value        -         0.70% on the        Comstock GVIT Value Fund          -         0.80% on assets
Portfolio                            first $200 million                                              up to $50 million
                               -         0.65% on assets                                       -         0.65% on assets
                                     in excess of $200                                               of $50 million and
                                     million                                                         more but less than
                                                                                                     $250 million
                                                                                               -         0.60% on assets
                                                                                                     of $250 million and
                                                                                                     more but less than
                                                                                                     $500 million
                                                                                               -         0.55% for assets
                                                                                                     of $500 million and
                                                                                                     more

All Pro Small Cap Growth       -         0.90% on the        GVIT Small Company Fund           -         0.93% of average
Portfolio                            first $200 million                                                      daily net assets

                               -         0.85% on assets
                                     in excess of $200
                                     million

      MARKET STREET FUND                                          GARTMORE VARIABLE
     ACQUIRED PORTFOLIOS                    FEE              INSURANCE TRUST ACQUIRING FUNDS              FEE
     -------------------                    ---              -------------------------------              ---


All Pro Small Cap Value        -         0.90% on the        GVIT Small Cap Value Fund         -         0.90% on assets
Portfolio                            first $200 million                                              up to $200 million
                               -         0.85% on assets                                       -         0.85% for assets
                                     in excess of $200                                               of $200 million and
                                     million                                                         more

Balanced Portfolio             -         0.55% on all        J.P. Morgan GVIT Balanced         -         0.75% on assets
                                     assets                  Fund                                    up to $100 million
                                                                                               -         0.70% for assets
                                                                                                     of $100 million and
                                                                                                     more

Bond Portfolio                 -         0.40% on all        Gartmore GVIT Government          -         0.50% on assets
                                     assets                  Bond Fund                               up to $1 billion
                                                                                               -         0.475% on assets
                                                                                                     of $1 billion and
                                                                                                     more but less than $2
                                                                                                     billion
                                                                                               -         0.45% on assets
                                                                                                     of $2 billion and
                                                                                                     more but less than $5
                                                                                                     billion
                                                                                               -         0.40% for assets
                                                                                                     of $5 billion and more

Equity 500 Index Fund          -         0.24% on all        GVIT Equity 500 Index Fund*       -         0.24% of average
                                     assets                                                          daily net assets

International Portfolio        -         0.75% on the        Dreyfus GVIT International        -         0.75% on the
                                     first $500              Value Fund*                             first $500 million
                               -         0.70% on assets                                             assets
                                     in excess of $500                                         -         0.70% on assets
                                     million                                                         of $500 million or
                                                                                                     more

Mid Cap Growth Portfolio       -         0.75% on the        Gartmore GVIT Mid Cap             -         0.90% on assets
                                     first $200 million      Growth Fund**                           up to $500 million
                                                                                        -         0.85% on assets
                               -         0.70% on assets                                             of $500 million and
                                     in excess of $200                                               more
                                     million

Money Market Portfolio         -         0.25% on all        Gartmore GVIT Money Market        -         0.40% on assets
                                     assets                  Fund                                    up to $1 billion
                                                                                               -         0.38% on assets
                                                                                                     of $1 billion and
                                                                                                     more but less than $2
                                                                                                     billion
                                                                                               -         0.36% on assets
                                                                                                     of $2 billion and
                                                                                                     more but less than $5
                                                                                                     billion
                                                                                               -         0.34% for assets
                                                                                                     of $5 billion and more

APPENDIX B - FINANCIAL HIGHLIGHTS

The Financial Highlights information from the Trust's Semi-Annual Report dated June 30, 2002, which either accompanies the Trust's Prospectuses or has previously been provided to the person to whom the Prospectuses are being sent, is incorporated herein by reference.

The statement of additional information, which contains additional information about the Trust, is incorporated herein by reference.

* These Acquiring Funds have been organized exclusively for the purpose of receiving the assets and continuing the investment operations of the Acquired Portfolio, and have no assets or prior history of investment operations.

** If the Reorganization is approved, on April 28, 2003, this Acquiring Fund will adopt the advisory fee structure of the Acquired Portfolio.

                               MARKET STREET FUND

    SUPPLEMENT, DATED OCTOBER 29, 2002, TO THE PROSPECTUS, DATED MAY 1, 2002

At a special meeting on September 20, 2002, the Board of Trustees (the "Board") of Market Street Fund (the "Trust") approved an agreement and plan to reorganize each of the Trust's portfolios (the "Portfolios") into a series of the Gartmore Variable Insurance Trust (the "Reorganization"). At that meeting, the Board also appointed Gartmore Mutual Fund Capital Trust ("Gartmore") to act as investment adviser to each of the Portfolios on an interim basis.

The Board has called a shareholder meeting to take place on February 21, 2003, or shortly thereafter, to obtain shareholder approval of the Reorganization and a new investment advisory agreement between the Trust and Gartmore. Shareholders of record as of the close of business on December 1, 2002, or shortly thereafter, will be asked to vote on each of the following proposals:

1.       Approve the Reorganization; and

2. Approve a new investment advisory agreement between the Trust and Gartmore for the Portfolios.

This supplement briefly tells you about the changes that will be made for each Portfolio if shareholders approve the proposals. The following descriptions summarize information described more fully in the Trust's proxy materials. If you wish to obtain more information about either of these proposals, including differences between the principal risks of the Portfolios and the series of the GVIT Trust, please call 1-800-688-5177.

THE REORGANIZATION

On October 1, 2002, Nationwide Financial Services, Inc. ("NFS") acquired Provident Mutual Life Insurance Company ("PMLIC") in a sponsored demutualization (the "Acquisition"). PMLIC is now known as Nationwide Life Insurance Company of America ("NLICA"). As a result of the Acquisition, NLICA became a wholly-owned subsidiary of NFS, and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, became Nationwide Life and Annuity Company of America ("NLACA").

As you know, Portfolio shares are currently available only through the purchase of variable life insurance contracts issued by NLICA and NLACA and the purchase of variable annuity contracts and variable life insurance contracts issued by National Life Insurance Company. As of May 1, 2002, Portfolio shares were no longer available through the purchase of variable annuity contracts offered by PMLIC and PLACA. On or about May 1, 2003, the variable life insurance contracts which use the Portfolios as underlying investment options will likely no longer be offered by NLICA and NLACA.

Gartmore, an affiliate of NFS, serves as the Portfolios' interim investment adviser. Gartmore also serves as the investment adviser for the GVIT Trust. As a result of the Acquisition, NFS has two separate mutual fund groups (the Trust and the GVIT Trust) competing as investment options for its variable life insurance contracts, each of which is advised by Gartmore. Also, there are similarities between the investment objectives and strategies of the Trust Portfolios and their corresponding investment portfolios (a "Fund") of the GVIT Trust. For these and other reasons, the Trust's Board believes the Reorganization is in the best interests of each Portfolio and has approved the Reorganization of each of the Portfolios into a Fund of the GVIT Trust.

If the Reorganization is approved, each Fund ("Acquiring Fund") would acquire all of the assets of the corresponding Portfolio ("Acquired Portfolio") in exchange for the Acquiring Fund's Class IV shares, which the Acquired Portfolio will distribute to the holders of its shares in exchange for such shares. After the Reorganization is completed, each Portfolio will be dissolved.

The following chart shows the Acquired Portfolio and its Acquiring Fund:

                        ACQUIRED PORTFOLIO                                  ACQUIRING FUND
                        Balanced Portfolio                         J.P. Morgan GVIT Balanced Fund

                          Bond Portfolio                         Gartmore GVIT Government Bond Fund

If shareholders do not approve the Reorganization with respect to a Portfolio, the assets and liabilities of that Portfolio will not be transferred to the corresponding Acquiring Fund and the obligations of that Portfolio under the Reorganization will not take effect. If the Reorganization is not approved by the shareholders of a particular Portfolio, the Board will consider other alternatives, including dissolution and liquidation of that Portfolio.

Upon completion of the Reorganization, subject to the supervision of the GVIT Trust's board of trustees, Gartmore will oversee the investment management of each of the Acquiring Funds and supervise their daily business affairs. While in some instances where the Acquired Portfolio used a "manager of managers" strategy, the Acquiring Fund may also use a "manager of managers" strategy; however, in other instances the Acquiring Fund may not use a "manager of managers" strategy.

Gartmore has represented to the Board that Gartmore will not increase the investment advisory fee rates payable by any Acquiring Fund for at least two years from the date of the Acquisition. In addition, Gartmore has agreed to cap the total annual operating expenses at 0.91% for Class IV shares of the J.P. Morgan GVIT Balanced Fund at least through October 1, 2004.

INTERIM INVESTMENT ADVISORY AGREEMENT

Until October 1, 2002, Market Street Investment Management Company ("MSIM"), a wholly-owned subsidiary of NLICA, advised each Portfolio. At the September 20, 2002 Board meeting, the Board terminated the investment advisory agreement between the Trust and MSIM because of recent and anticipated departures of certain key MSIM personnel as a result of the Acquisition.

The Board appointed Gartmore to act as investment adviser to each of the Portfolios pursuant to an interim investment advisory agreement (the "Interim Advisory Agreement"). The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the previous investment advisory agreement between the Trust and MSIM, including the investment advisory fee rate, except for date of effectiveness and certain provisions regarding termination and the escrow of fees. The Interim Advisory Agreement became effective on October 1, 2002, and will terminate on February 21, 2003 or upon shareholder approval of a new investment advisory agreement.

Gartmore, as interim investment adviser, will continue to use a "manager of managers" approach for managing the assets of the Portfolios. Using the "manager of managers" approach, Gartmore allocates each of the Portfolio's assets to one or more investment subadvisers who specialize in the investment strategies that are intended to assist the Portfolio in achieving that Portfolio's investment goal.

NEW INVESTMENT ADVISORY AGREEMENT

At the September 20, 2002 Board meeting, the Board approved a new advisory agreement with Gartmore (the "New Advisory Agreement"). The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, except for the New Advisory Agreement's date of effectiveness and the provisions regarding termination and the escrow of fees.

The New Advisory Agreement provides for the Agreement to become effective for each Portfolio on the date the Portfolio's shareholders approve the New Advisory Agreement. If approved by shareholders, the New Advisory Agreement would remain in effect, as to each Portfolio, until the earlier of February 21, 2005, or until the Reorganization's completion (currently anticipated to occur on or about April 30, 2003), unless otherwise terminated. Approval of the New Advisory Agreement by shareholders (and variable contract owners) would also permit Gartmore to continue to serve as investment adviser to each Portfolio until completion of the Reorganization of that Portfolio. If a Portfolio's shareholders do not approve the New Advisory Agreement, the Board will take appropriate action to arrange for alternative investment advisory arrangements for that Portfolio.

ADMINISTRATOR AND OTHER SERVICE PROVIDERS

         - As of October 1, 2002, Gartmore SA Capital Trust ("GSA") serves as the Trust's administrator pursuant to a fund administration agreement between the Trust and GSA. Prior to October 1, 2002, PMLIC served as a Trust administrator pursuant to a fund administration agreement between the Trust and PMLIC, and BISYS Fund Services Ohio, Inc. ("BISYS") also served as a Trust administrator pursuant to a services agreement between the Trust and BISYS. As the administrator, GSA is responsible for providing administrative and fund accounting services related to the general business administration of the Trust and the Portfolios, as well as providing general oversight and supervision of the Trust's other service providers. GSA has the authority under the administration agreement to subcontract the services provided for under the administration agreement.

         - As of October 1, 2002, BISYS provides certain administrative services to the Trust pursuant to a sub-service agreement between GSA and BISYS.

         -        As of October 1, 2002, Gartmore Investors Services, Inc.
                  ("GISI"), serves as the Trust's transfer agent and dividend disbursing agent pursuant to a transfer agent and dividend disbursing agent agreement with the Trust. As of October 1, 2002, BISYS provides certain transfer agency services to the Trust pursuant to the sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS served as the Trust's transfer agent and dividend disbursing agent pursuant to a services agreement directly with the Trust.

         -        Fifth Third Bank continues to serve as the Trust's custodian.

         - At the September 20, 2002 Board meeting, the Board approved an administrative services plan pursuant to which the Trust may pay fees to entities that provide administrative services to the Portfolios. As authorized by the administrative services plan, the Trust, on behalf of the Portfolios, has entered into agreements with NLICA and NLACA, effective October 1, 2002. (These administrative service agreements do not replace the prior administration agreement between the Trust and PMLIC.) Under these new administrative service agreements, NLICA and NLACA perform certain administrative and record keeping services. The Trust pays NLICA and NLACA fees computed at the annual rate of 0.15% of the average daily net assets represented by shares of the Portfolio held by owners of variable annuity contracts and variable life insurance contracts issued by NLICA and NLACA, respectively. The administrative services plan permits a Portfolio to pay fees to an entity providing administrative support services of up to 0.20% of the average daily net assets of the shares held by the entity's customers; however, it is not currently anticipated that the fee rates paid under the administrative services plan will be more than 0.15% during the period prior to the Reorganization. For the fiscal year ended December 31, 2001, the Fund did not pay any administrative fees to NLICA and NLACA, because the administrative services plan became effective on October 1, 2002.

                  The administrative and record keeping services for which the Trust pays NLICA and NLACA were previously provided to the Trust by PMLIC and PLACA without compensation.

EXPENSE REIMBURSEMENT AGREEMENT

Pursuant to a reimbursement agreement, Gartmore has agreed to reimburse the Trust's Portfolios for certain ordinary operating expenses in excess of specified percentages of the Portfolio's average daily net assets at least through April 30, 2003. As to each Portfolio, if the Portfolio continues operations beyond April 30, 2003, Gartmore may decide to discontinue the expense limitation currently in place for that Portfolio. Prior to October 1, 2002, pursuant to a substantially similar reimbursement agreement, PMLIC had agreed to reimburse the Trust's Portfolios for certain ordinary operating expenses at those same specified percentages of the Portfolio's average daily net assets.

EXPENSE TABLE

The table below describes the anticipated estimated fees and expenses of the Trust's Portfolios for the period after October 1, 2002 through the end of the current fiscal year. The information in this table reflects the revised fees associated with the new service provider arrangements approved by the Board on September 20, 2002.

         ANNUAL PORTFOLIO OPERATING
         EXPENSES
         Expenses Deducted From
         Portfolio Assets (as a percentage         BALANCED PORTFOLIO              BOND PORTFOLIO
         of average net assets)
         Management Fee                                   0.55%                          0.40%
         Distribution and/or Service Plan
         (12b-1) Fee                                      None                           None
         Other Expenses(1)                                0.31%                          0.29%
         Total Annual Portfolio Operating
         Expenses                                         0.86%(2)                       0.69%(3)
         Waiver/Reimbursements of Portfolio
         Expenses                                           --                           0.01%
         Total Net Annual Portfolio
         Operating Expenses (After
         Waivers/Reimbursements)                            --                           0.68%

         (1) "Other Expenses" reflect administration and transfer agency fees as well as administrative and record keeping services fees effective October 1, 2002.

         (2) "Total Annual Fund Operating Expenses" increased from 0.78% (as of June 30, 2002) to 0.86% (as of October 1, 2002).

         (3) "Total Annual Fund Operating Expenses" increased from 0.61% (as of June 30, 2002) to 0.69% (as of October 1, 2002).

POST-REORGANIZATION PORTFOLIO CHANGES

Below is a brief discussion of certain differences between the Acquired Portfolios and the Acquiring Funds. One particular difference between the Acquired Portfolios and the Acquiring Funds is that the investment objective of each Acquired Portfolio is "fundamental," while the investment objective for each Acquiring Fund is "non-fundamental." This means that the investment objectives for the Acquiring Funds, unlike the Acquired Portfolios, may be changed by the GVIT Trust's board of trustees without shareholder approval. Such a change, however, would only be made after approval by the GVIT Trust's board of trustees.

BALANCED PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        Name change - J.P. MORGAN GVIT BALANCED FUND

         - Change in investment objective from "as high a level of long-term total rate of return as is consistent with prudent investment risk" to "a high total return from a diversified portfolio of equity and fixed income securities."

         - As part of its principal investment strategies, J.P. Morgan GVIT Balanced Fund may invest a portion of its fixed income securities in lower quality debt instruments and emerging markets securities.

         -        New subadviser - J.P. Morgan Investment Management Inc.

BOND PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT GOVERNMENT BOND FUND

         - Change in investment objective from "a high level of current income consistent with prudent investment risk" to "as high a level of income as is consistent with the preservation of capital."

         - Shift from investments "primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers" to investments in "U.S. government and agency bonds, bills, and notes."

         - Shift from investment subadviser that uses active fixed-income management techniques, including short-term trading

         - Shift from investments in lower quality debt instruments and securities of foreign issuers

         - Shift from a multi-manager structure employing one subadviser to a single investment adviser.

NEW ADVISER FOR MARKET STREET FUND PORTFOLIOS

GARTMORE MUTUAL FUND CAPITAL TRUST ("Gartmore"). As of October 1, 2002, Gartmore manages the investment of the assets and supervises the daily business affairs of Market Street Fund. Gartmore was organized in 1999, and manages mutual funds. As of June 30, 2002, Gartmore and its affiliates had approximately $29 billion in assets under management, of which $14.3 billion is managed by Gartmore. Gartmore is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

PORTFOLIO MANAGER FOR GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND PORTFOLIO MANAGER: Gary Hunt, CFA, has managed the Fund since 1997. Mr. Hunt also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore fund. Mr. Hunt joined Nationwide, an affiliate of Gartmore, in 1992 as a securities analyst. Mr. Hunt is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

SUBADVISER FOR GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of June 30, 2002 the subadviser and its affiliates had over $541 billion in assets under management.

BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.

COMPARISON OF INVESTMENT ADVISORY FEES

The below chart compares the investment advisory fees currently payable by the Acquired Funds and the Acquiring Portfolios.

      MARKET STREET FUND                                          GARTMORE VARIABLE
     ACQUIRED PORTFOLIOS                    FEE                  INSURANCE TRUST ACQUIRING
                                                                        FUNDS                         FEE
Balanced Portfolio             -         0.55% on all        J.P. Morgan GVIT Balanced       -         0.75% on assets
                                     assets                  Fund                                  up to $100 million
                                                                                             -         0.70% for assets
                                                                                                   of $100 million and
                                                                                                   more

Bond Portfolio                 -         0.40% on all        Gartmore GVIT Government        -         0.50% on assets
                                     assets                  Bond Fund                             up to $1 billion
                                                                                             -         0.475% on assets
                                                                                                   of $1 billion and
                                                                                                   more but less than $2
                                                                                                   billion
                                                                                             -         0.45% on assets
                                                                                                   of $2 billion and
                                                                                                   more but less than $5
                                                                                                   billion
                                                                                             -         0.40% for assets
                                                                                                   of $5 billion and more

APPENDIX B - FINANCIAL HIGHLIGHTS

The Financial Highlights information from the Trust's Semi-Annual Report dated June 30, 2002, which either accompanies the Trust's Prospectuses or has previously been provided to the person to whom the Prospectuses are being sent, is incorporated herein by reference.

The statement of additional information, which contains additional information about the Trust, is incorporated herein by reference.



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